4. Related Party Transactions	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Consulting services from President, Chief Executive Officer, Secretary and Treasurer and Chief Financial Officer

Consulting services provided by the President and Chief Executive Officer for the nine months ended September 30, 2016 and 2015 amounted to $90,000 and $0, respectively.

Loan from stockholders

From time to time, Perfecular has borrowed short-term loans from shareholders. At December 31, 2015, Perfecular had short-term loans payable totaling approximately $19,533. These loans were due upon the demand of the lender and were unsecured with annual interest rate of 0.55%. In February 2016, the entire balance of the loan was paid off with accrued interest.

Loan from related party

From time to time, Perfecular borrows from a related party entity, Vitashower Corp., which is under common ownership and management. At December 31, 2015, the outstanding loan and accrued interest payable to Vitashower totaled $63,369. This loan bore an annual interest rate of 5 percent. This loan was paid off in February 2016.

Advances to related party

Perfecular grants advances to Vitashower Corp., from time to time, and the advances are non-interest bearing. Total advances amounted to $3,155 and $0 as of September 30, 2016 and December 2015, respectively.

Consulting services from President, Chief Executive Officer, Secretary and Treasurer and Chief Financial Officer

Consulting services provided by the President, Chief Executive Officer, Secretary and Treasurer and Chief Financial Officer for the nine months ended December 31, 2015 and 2014 were as follows:

	For the Nine Months Ended December 31, 2015	For the Nine Months Ended December 31, 2014
President, Chief Executive Officer	$–	$4,500
Chief Financial Officer, Secretary and Treasurer	–	4,500
	$–	$9,000

Effective as of December 29, 2014, Ms. Popova resigned as Chief Executive Officer and President of the Company and Ms. Ignatenko resigned as Treasurer, Secretary, Chief Financial Officer, principal accounting officer, and principal financial officer of the Company following change of control.

Advances to (from) related party

Prior to the merger, the Company granted advances to or from Perfecular Inc. from time to time, and the advances are non-interest bearing. Total advances from Perfecular amounted to $12,448 as of March 31, 2015.

Loan from stockholders

On February 25, 2015, the Company borrowed $100,000 from a stockholder for working capital. The loan bears an interest rate of 5% annually. The loan was unsecured and was due on demand. The outstanding balance was $100,000 at March 31, 2015, with accrued interest payable of $479 as of March 31, 2015. This loan was repaid in full including accrued interest of approximately $3,150 in October 2015.

From time to time, Perfecular has borrowed short-term loans from shareholders. At December 31, 2015, Perfecular has short-term loans payable totaled approximately $19,533. These loans are due upon the demand of the lenders and were unsecured with annual interest rate of 0.55%. Subsequently to the new fiscal year end at December 31, 2015, the entire balance of these loans was paid off with accrued interest. Please refer to Note 8 for additional information.

Loan from related party

On February 1, 2015, the Company borrowed $20,000 from Perfecular. This loan is a demand loan payable upon the demand of the lender. The interest rate will accrue at 0.48% per annum and is unsecured. The outstanding balance for this loan was $20,000 at March 31, 2015. This loan was repaid in full subsequent to March 31, 2015.

From time to time, Perfecular borrows from a related party entity, Vitashower Corp., which is under common ownership and management. At December 31, 2015, the outstanding loan and accrued interest payable to Vitashower totaled $63,369. This loan also bears an annual interest rate of 5%. This loan was paid off subsequent to year end.